Average Annual Total Returns (Vanguard Mid-Cap Growth Index Fund ETF)	Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Based on Market Value Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - ETF Shares 1/1/2014 - 12/31/2014	CRSP US Mid Cap Growth Index Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - ETF Shares 1/1/2014 - 12/31/2014	MSCI US Mid Cap Growth Index Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Spliced Mid Cap Growth Index Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - ETF Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.49%	13.26%	7.79%	13.46%	13.57%	13.80%	13.57%
Five Years	16.69%	16.54%	13.53%	16.68%	none	17.93%	16.74%
Since Inception	9.09%	8.97%	7.38%	9.09%		9.78%	9.12%